Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2023

Vessel operating expenses	158,956	266,500
Voyage expenses	14,368	230,817
Administrative expenses	—	136,980

Total	173,324	634,297